Condensed Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Begining balance at Mar. 31, 2018		$ 1,660	$ 235,390	$ (237,320)
Begining balance, shares at Mar. 31, 2018		1,660,006
Net loss				(270)	(270)
Ending balance at Mar. 31, 2019		$ 17	237,033	(237,320)	(270)
Ending balance, shares at Mar. 31, 2019		16,600
Series A Preferred Stock issued in settlement of debt	$ 300		7,267		7,567
Series A Preferred Stock issued in settlement of debt, shares	300,000
Debt forgiveness by related party			1,737		1,737
Net loss				(9,034)	(9,034)
Ending balance at Sep. 30, 2019	$ 300	$ 17	246,037	(246,354)
Ending balance, shares at Sep. 30, 2019	300,000	16,600
Begining balance at Mar. 31, 2019		$ 17	237,033	(237,320)	(270)
Begining balance, shares at Mar. 31, 2019		16,600
Sale of common stock		$ 250	124,750		125,000
Sale of common stock, shares		250,000
Series A Preferred Stock issued in settlement of debt	$ 300		7,267		7,567
Series A Preferred Stock issued in settlement of debt, shares	300,000
Debt forgiveness by related party			1,737		1,737
Fraction shares issued due to reverse stock split
Fraction shares issued due to reverse stock split, shares		32
Net loss				(95,774)	(95,774)
Ending balance at Mar. 31, 2020	$ 300	$ 19	371,035	(333,094)	38,260
Ending balance, shares at Mar. 31, 2020	300,000	19,100
Sale of common stock		$ 401	229,599		230,000
Sale of common stock, shares		400,600
Conversion of convertible preferred stock into common stock	$ (8)	$ 8,000	(7,992)
Conversion of convertible preferred stock into common stock, shares	(8,000)	8,000,000
Net loss				(80,555)	(80,555)
Ending balance at Sep. 30, 2020	$ 292	$ 8,420	$ 592,642	$ (413,649)	$ 187,705
Ending balance, shares at Sep. 30, 2020	292,000	8,419,700